Shareholders' Equity (Schedule Of Amounts Reclassified From Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands		12 Months Ended
		Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax provision (benefit)		$ (27,184)	$ (23,758)	$ (16,656)
Amounts reclassified from accumulated other comprehensive income (loss)		217	48	(308)
Amounts Reclassified From Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)		(217)	(48)
Derivative Transactions [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)		103	441	(247)
Derivative Transactions [Member] | Amounts Reclassified From Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gains from derivative financial instruments	[1]	(142)	(670)
Tax provision (benefit)		39	229
Amounts reclassified from accumulated other comprehensive income (loss)		(103)	(441)
Pension and Other Postretirement Transactions [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)		114	(393)	$ (61)
Pension and Other Postretirement Transactions [Member] | Amounts Reclassified From Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension and other postretirement benefits actuarial (gain) loss	[2]	(231)	604
Pension benefits prior service expense	[2]	27	13
Pension and other postretirement benefits adjustments		(204)	617
Tax provision (benefit)		90	(224)
Amounts reclassified from accumulated other comprehensive income (loss)		$ (114)	$ 393

[1]	See Note 12 and Note 13 to the consolidated financial statements for additional information related to derivative financial instruments.
[2]	See Note 5 to the consolidated financial statements for additional information related to pension and other postretirement benefits.